Company Background	12 Months Ended
Dec. 31, 2013
Company Background
Company Background

NOTE 1 – COMPANY BACKGROUND

Cardax Pharmaceuticals, Inc. (“Holdings”) was incorporated in the State of Delaware on March 23, 2006.

In May of 2006, Hawaii Biotech, Inc., contributed its anti-inflammatory, small molecule line of business into Holdings. See Note 7 for a description of the assets contributed, liabilities assumed, and Holdings stock issued in the exchange.

In May of 2013, Holdings formed a 100% owned subsidiary company called Cardax Pharma, Inc. (“Pharma”). Pharma was formed to maintain Holdings’ operations going forward, leaving Holdings as a shell holding company. All references herein to the Company, refers to Holdings and Pharma, collectively.

The Company was formed for the purpose of developing a platform of proprietary, exceptionally safe, small molecule compounds for large unmet medical needs where oxidative stress and inflammation play important causative roles. The Company’s platform has application in arthritis, metabolic syndrome, liver disease, and cardiovascular disease, as well as macular degeneration and prostate disease. The Company’s current primary focus is on the development of astaxanthin technologies. Astaxanthin is a naturally occurring marine compound that has robust anti-oxidant and anti-inflammatory activity.

On November 29, 2013, the Company entered into a definitive merger agreement (“Merger Agreement”) with Koffee Korner Inc., a Delaware corporation (“Koffee Korner”) (OTCBB:KOFF), and its wholly owned subsidiary (“Koffee Sub”), pursuant to which, among other matters and subject to the conditions set forth in such Merger Agreement, Koffee Sub would merge with and into Pharma. In connection with such merger agreement and related agreements, upon the consummation of such merger, Pharma would become a wholly owned subsidiary of Koffee Korner and Koffee Korner would issue shares of its common stock to Holdings. At the effective time of such merger, Holdings would own a majority of the shares of the then issued and outstanding shares of common stock of Koffee Korner.

On February 7, 2014, the Company completed its merger with Koffee Korner, which was renamed to Cardax, Inc. See Note 17 for more details.

Development stage entity

The accompanying consolidated financial statements have been prepared in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) No. 915, Development Stage Entities. A development stage enterprise is one in which planned and principal operations have not commenced or, if its operations have commenced, there has been no significant revenue there from. Development stage companies report cumulative costs from the enterprise’s inception.

The Company has primarily devoted its efforts to raising capital, obtaining financing, designing and patenting products, research and development, and administrative functions. These consolidated financial statements assume that the Company will operate as a continuing entity. Management of the Company expects to raise additional capital and financing to provide the Company with sufficient cash flow to meet its current obligations and continue as a viable business venture.

For the years ended December 31, 2013 and 2012 and from inception (March 23, 2006) to December 31, 2013, the Company had net losses of $4,361,165, $2,543,390, and $32,897,657, respectively. Additionally, the Company had an accumulated deficit of $32,897,657 and $28,536,492, for the years ended December 31, 2013 and 2012, respectively, and used cash in operating activities of $4,127,761, $1,159,237, and $23,516,610, for the years ended December 31, 2013 and 2012 and for the period from inception (March 23, 2006) to December 31, 2013, respectively. Those factors create an uncertainty about the Company’s ability to continue as a going concern. Although there can be no assurances, management believes that (i) the Company will be able to continue operating through 2014 with the cash received in the current quarter-to-date (described in Note 17 – Subsequent Events), and (ii) the Company will be able to obtain additional financing through debt and/or equity arrangements such that it can continue operating after such time. The consolidated financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.